Mining concessions, development costs, property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [text block]
(a)	Below is presented the movement:

	Balance as of January 1, 2017	Additions	Disposals	Sales	Reclassifications and transfers	Balance as of December 31, 2017	Additions	Disposals	Sales	Reclassifications and transfers	Balance as of December 31, 2018
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Lands	22,958	-	-	-	(268)	22,690	783	(462)	-	(1,250)	21,761
Mining concessions	198,009	2	-	(15,000)	(31,138)	151,873	-	-	-	-	151,873
Development costs	652,392	69,335	-	(10,107)	431	712,051	32,059	(2,656)	-	1,805	743,259
Buildings, constructions and other	1,109,167	835	(387)	(28,751)	198,387	1,279,251	-	(2,837)	-	66,207	1,342,621
Machinery and equipment	986,032	2,579	(3,749)	(50,097)	(5,742)	929,023	-	(182)	(9,205)	38,830	958,466
Transportation units	10,416	11	(190)	(1,079)	788	9,946	42	(138)	(510)	1,545	10,885
Furniture and fixtures	14,047	31	(157)	(487)	468	13,902	-	-	(193)	(403)	13,306
Units in transit	30,051	2,822	-	-	(28,124)	4,749	11	-	-	(2,078)	2,682
Work in progress	105,788	173,333	-	(190)	(177,809)	101,122	67,096	(3,450)	-	(108,106)	56,662
Stripping activity asset (e)	124,467	18,282	(13,573)	-	1,271	130,447	11,279	-	-	-	141,726
Mine closure costs	247,889	10,594	-	(17,195)	-	241,288	61,239	-	-	(18,365)	284,162
	3,501,216	277,824	(18,056)	(122,906)	(41,736)	3,596,342	172,509	(9,725)	(9,908)	(21,815)	3,727,403
Accumulated depreciation and amortization:
Lands	-	-	-	-	1,249	1,249	-	-	-	(1,249)	-
Mining concessions	77,466	8	-	(13,845)	(23,390)	40,239	10	-	-	-	40,249
Development costs	241,636	30,886	-	(7,910)	(1,490)	263,122	35,433	-	-	(2)	298,553
Buildings, construction and other	455,678	73,314	(115)	(28,208)	6,168	506,837	84,244	-	-	562	591,643
Machinery and equipment	558,061	74,744	(2,662)	(41,595)	(6,099)	582,449	93,722	(177)	(8,659)	(1,978)	665,357
Transportation units	8,792	837	(114)	(1,057)	(68)	8,390	745	(85)	(436)	(15)	8,599
Furniture and fixtures	9,172	1,109	(152)	(236)	(13)	9,880	644	-	(187)	(214)	10,123
Stripping activity asset	18,729	16,343	-	-	6,623	41,695	28,820	-	-	3	70,518
Mine closure costs	141,275	25,254	-	(8,408)	-	158,121	10,350	-	-	-	168,471
	1,510,809	222,495	(3,043)	(101,259)	(17,020)	1,611,982	253,968	(262)	(9,282)	(2,893)	1,853,513
Provision for impairment of long-lived assets:
Mine closure costs	10,990	17,916	-	(8,785)	-	20,121	-	(5,693)	-	(1,221)	13,207
Development costs	9,487	2,864	-	(2,198)	-	10,153	-	-	-	-	10,153
Mining concessions, development costs, property, plant and other	9,905	840	-	(6,214)	-	4,531	-	(2,837)	-	1,221	2,915
	30,382	21,620	-	(17,197)	-	34,805	-	(8,530)	-	-	26,275

Net cost	1,960,025					1,949,555					1,847,615

Commodity price estimates for current and long-term periods [Text Block]
Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2019	2020-2023
	US$	US$

Gold	1,250 /Oz	1,300 /Oz
Silver	16 /Oz	17 /Oz
Copper	6,750 /MT	7,000 /MT
Lead	2,100 /MT	2,100 /MT

Minera Yanacocha S.R.L. [Member]
Disclosure of detailed information about property, plant and equipment [text block]
(a)	Below is presented the movement in cost:

	Opening balance	Additions	Sales and disposals	Transfer/Other changes	Final balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2018
Cost-
Land	9,459	-	-	-	9,459
Land improvements	36,454	-	-	-	36,454
Building and constructions	297,798	-	-	530	298,328
Machinery and equipment	286,865	-	(72,442)	30,137	244,560
Leach pads	1,722,786	-	-	484	1,723,270
Vehicles	11,024	-	(1,171)	68	9,921
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	57,773	-	(265)	1,416	58,924
Work in progress	400,410	117,636	-	(73,358)	444,688
Mining rights	37,521	-	-	-	37,521
Asset retirement and mine closure	507,123	27,275	-	-	534,398
Stripping activity asset	148,487	-	-	-	148,487
Mine development	722,355	-	-	38,292	760,647

	4,240,611	144,911	(73,878)	(2,431)	4,309,213

Accumulated depreciation and amortization
Land improvements	35,143	440	-	-	35,583
Building and constructions	240,348	7,631	-	-	247,979
Machinery and equipment	249,975	20,887	(66,607)	-	204,255
Leach pads	1,621,266	34,736	-	-	1,656,002
Vehicles	11,024	2	(1,171)	-	9,855
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	55,914	828	(220)	-	56,522
Mining rights	29,457	-	-	-	29,457
Asset retirement and mine closure	356,345	67,663	-	-	424,008
Stripping activity asset	143,252	2,806	-	-	146,058
Mine development	639,450	17,034	-	-	656,484

	3,384,730	152,027	(67,998)	-	3,468,759

Net cost	855,881				840,454

Commodity price estimates for current and long-term periods [Text Block]	Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:
	Current	Long-term
	US$	US$

Gold (per ounce)	1,221	1,300

Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of detailed information about property, plant and equipment [text block]
The changes in cost and accumulated depreciation accounts as of December 31, 2018 and 2017 are shown below:

	January 1, 2017	Additions	Adjustments	Disposals	Transfers	December 31, 2017	Additions	Adjustments	Disposals	Transfers	December 31, 2018
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	23,683	-	-	-	784	24,467	-	-	-	196	24,663
Buildings and other constructions	2,376,961	-	(13,532)	(1,169)	7,782	2,370,042	-	41,089	(9,644)	48,090	2,449,577
Machinery and equipment	4,442,180	-	13,532	(4,540)	102,336	4,553,508	-	(41,089)	(19,426)	201,057	4,694,050
Transportation units	19,110	-	-	(261)	1,708	20,557	-	-	(32)	2,726	23,251
Furniture and fixtures	949	-	-	-	-	949	-	-	-	-	949
Other equipment	24,671	-	-	(34)	340	24,977	-	-	(11)	525	25,491
Construction in progress and in-transit units	88,766	173,845	-	-	(112,950)	149,661	288,861	-	-	(252,594)	185,928
Stripping activity asset (see Note 2(j))	324,759	153,623	-	-	-	478,382	177,327	-	-	-	655,709
Asset retirement costs (see Note 11(b))	137,376	2,661	(3,710)	-	-	136,327	2,724	(32,017)	-	-	107,034
	7,438,455	330,129	(3,710)	(6,004)	-	7,758,870	468,912	(32,017)	(29,113)	-	8,166,652

Accumulated depreciation
Buildings and other constructions	144,862	86,391	(457)	(1,169)	-	229,627	96,623	5,184	(9,514)	-	321,920
Machinery and equipment	1,237,979	283,250	457	(4,349)	-	1,517,337	292,656	(5,184)	(18,483)	-	1,786,326
Transportation units	10,865	1,593	-	(237)	-	12,221	1,784	-	(33)	-	13,972
Furniture and fixtures	802	32	-	-	-	834	24	-	-	-	858
Other equipment	13,953	2,474	-	(27)	-	16,400	2,406	-	(10)	-	18,796
Stripping activity asset	209,065	76,262	-	-	-	285,327	112,875	-	-	-	398,202
Asset retirement costs	13,189	5,511	-	-	-	18,700	4,976	-	-	-	23,676
	1,630,715	455,513	-	(5,782)	-	2,080,446	511,344	-	(28,040)	-	2,563,750
Net cost	5,807,740					5,678,424					5,602,902

(a)
As of December 31, 2018 construction in progress primarily relates to the mine maintenance truck shop (US$
90.6
million), the purchase of stators for ball mills (US$
24.3
million), the purchase of used haul trucks from PT Freeport Indonesia (a related party) (US$
17.2
million) and phase I of the tailing drain expansion (US$
11.9
 million).